EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFIT PLAN
Contribution for employee benefits	¥ 66,190	¥ 43,874	¥ 19,593